Business Combinations - Summary of Purchase Price Allocations (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Apr. 01, 2024	Dec. 31, 2023	Aug. 16, 2023
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	$ 79,464		$ 17,582
Trade and other receivables	205,952		77,900
Inventoried supplies and prepaid expenses	25,841		16,873
Property and equipment	590,083		240,339
Right-of-use assets	116,837		30,994
Intangible assets	254,394		279,466
Other assets	3,093		24,002
Trade and other payables	(127,005)		(64,105)
Income tax receivable (payable)	7,845		(953)
Employee benefits	(194)
Provisions	(57,923)		(19,919)
Other non-current liabilities	(213)		(488)
Long-term debt	(314,670)		(4,808)
Lease liabilities	(116,837)		(30,994)
Deferred tax liabilities	(140,407)		(87,742)
Total identifiable net assets	526,260		478,147
Total consideration transferred	1,040,980		659,755
Goodwill	514,720		181,608
Cash	1,037,427		646,283
Contingent consideration	3,553		13,472
Total consideration transferred	1,040,980		659,755
JHT
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents			5,709
Trade and other receivables			38,250
Inventoried supplies and prepaid expenses			10,976
Property and equipment			65,489
Right-of-use assets			5,385
Intangible assets			198,659
Other assets			23,887
Trade and other payables			(35,221)
Income tax receivable (payable)			(1,682)
Provisions			(19,919)
Other non-current liabilities			(444)
Long-term debt			(4,808)
Lease liabilities			(5,385)
Deferred tax liabilities			(55,367)
Total identifiable net assets			225,529
Total consideration transferred			309,304
Goodwill			83,775
Cash			309,304
Total consideration transferred			309,304	$ 309,300
Daseke
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	46,242
Trade and other receivables	173,389
Inventoried supplies and prepaid expenses	20,997
Property and equipment	523,892
Right-of-use assets	107,676
Intangible assets	202,290
Other assets	3,093
Trade and other payables	(102,133)
Income tax receivable (payable)	8,669
Employee benefits	(194)
Provisions	(57,923)
Other non-current liabilities	(213)
Long-term debt	(314,670)
Lease liabilities	(107,676)
Deferred tax liabilities	(125,796)
Total identifiable net assets	377,643
Total consideration transferred	816,958
Goodwill	439,315
Cash	816,958
Total consideration transferred	816,958	$ 817,000
Others
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents	33,222		11,873
Trade and other receivables	32,563		39,650
Inventoried supplies and prepaid expenses	4,844		5,897
Property and equipment	66,191		174,850
Right-of-use assets	9,161		25,609
Intangible assets	52,104		80,807
Other assets			115
Trade and other payables	(24,872)		(28,884)
Income tax receivable (payable)	(824)		729
Other non-current liabilities			(44)
Lease liabilities	(9,161)		(25,609)
Deferred tax liabilities	(14,611)		(32,375)
Total identifiable net assets	148,617		252,618
Total consideration transferred	224,022		350,451
Goodwill	75,405		97,833
Cash	220,469		336,979
Contingent consideration	3,553		13,472
Total consideration transferred	$ 224,022		$ 350,451